Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 18 — Subsequent events

Deregistration of Hainan Weidong Technology Co., Ltd. (“Weidong”)

On July 2, 2026, the Company’s board of directors confirmed that the liquidation of Weidong had been completed and lost its control of Weidong. Since the deregistration did not represent any strategic change of the Company’s operation, the deregistration was not presented as discontinued operations.

The Company evaluated all events and transactions that occurred after June 30, 2026 up through the date of this report when the financial statements were issued, there were no other events that require adjustment to or disclosure in the consolidated financial statements.